Summary of Significant Accounting Policies	11 Months Ended
Mar. 31, 2012
Summary of Significant Accounting Policies
A.	Summary of Significant Accounting Policies:

Nature of operations:

Mayflower Bancorp, Inc. (the “Company”) is a Massachusetts chartered holding company whose principal subsidiary is Mayflower Co-operative Bank (the “Bank”). The Bank operates eight full-service banking offices in Middleboro, Plymouth, Wareham, Rochester, Bridgewater, and Lakeville, Massachusetts providing a variety of deposit and lending services. As a Massachusetts chartered co-operative bank whose deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”) and the Share Insurance Fund (“SIF”), the activities of the Bank are subject to regulation, supervision and examination by federal and state regulatory authorities, including, but not limited to the FDIC and the Massachusetts Division of Banks. In addition, as a bank holding company, the Company is subject to supervision, examination and regulation by the Board of Governors of the Federal Reserve System.

The Company provides a variety of financial services to individuals and small businesses through its eight offices in Southeastern Massachusetts. Its primary deposit products are savings, checking, and term certificate accounts, and its primary lending products are residential and commercial mortgage loans.

Management evaluates the Company’s performance and allocates resources based on a single segment concept. Accordingly, there are no separately identified operating segments for which discrete financial information is available. The Company does not derive revenues from, or have assets located in foreign countries, nor does it derive revenues from any single customer that represents 10% or more of the Company’s total revenues.

Effective February 2012, Mayflower Bancorp, Inc. changed its fiscal year-end from April 30 to March 31. The accompanying most recent financial statements are for the eleven month period ended March 31, 2012.

Basis of presentation:

The accounting and reporting policies of the Company conform to U.S. generally accepted accounting principles and to general practices within the Banking industry. The consolidated financial statements include the accounts of Mayflower Bancorp, Inc. and its wholly-owned subsidiary, Mayflower Co-operative Bank and its subsidiaries, MFLR Securities Corporation and Mayflower Plaza, LLC, which engages in the ownership of real estate. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of estimates:

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and income and expenses for the period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to change in the near term relate to the determination of the allowance for loan losses, the allowance for loan losses on off-balance sheet credit exposures and other-than-temporary declines in the value of investment securities requiring impairment writedowns due to general market conditions or other factors.

Reclassification:

Certain amounts in the prior year’s consolidated financial statements were reclassified to facilitate comparison with the current fiscal year.

Cash and cash equivalents:

For purposes of the statements of cash flows, the Company considers cash and cash equivalents to include cash on hand and due from banks and interest-bearing deposits in banks.

Investment securities:

Trading securities:

Securities that are held for short-term resale are classified as trading account securities and recorded at their fair values. Realized and unrealized gains and losses on trading account securities are included in other income.

Securities held-to-maturity:

Government, federal agency, corporate debt securities, and municipal obligations that management has the positive intent and ability to hold to maturity are reported at cost, adjusted for amortization of premiums and accretion of discounts that are recognized in interest income using methods approximating the interest method over the period to maturity. Mortgage-backed securities represent participating interests in pools of long-term first mortgage loans originated and serviced by issuers of the securities. Premiums and discounts are amortized using methods approximating the interest method over the remaining period to contractual maturity, or estimated average life, adjusted for anticipated prepayments.

Securities available-for-sale:

Available-for-sale securities consist of investment securities not classified as trading securities or as held-to-maturity securities. Unrealized holding gains and losses, net of tax, on available-for-sale securities are excluded from earnings and are included in other comprehensive income. Realized gains on available-for-sale securities are included in other noninterest income and, when applicable, are reported as a reclassification adjustment, net of tax, in other comprehensive income. Gains and losses on the sale of available-for-sale securities are determined using the specific-identification method. The amortization of premiums and the accretion of discounts are recognized in interest income using methods approximating the interest method over the remaining period to contractual maturity or estimated average life.

Declines in the fair value of individual held-to-maturity and available-for-sale securities below their cost that are other-than-temporary result in write-downs of the individual securities to their fair value. The related write-downs are included in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans receivable:

Lending activities are conducted principally in the Southeastern Massachusetts area. The Company grants single-family and multi-family residential mortgages, commercial real estate mortgages, commercial loans and a variety of consumer loans. In addition, the Company grants loans for the construction of residential homes, multi-family properties, commercial real estate properties and for land development. Most loans granted by the Company are collateralized by real estate.

The ability and willingness of borrowers to honor their repayment commitments is generally dependent on the health of the general economy and the real estate sector in the borrower’s geographic areas. Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs or specific valuation accounts and net of unearned discount, deferred loan fees and the allowance for loan losses. Loan origination and commitment fees and certain direct loan origination costs are capitalized and the net amount is amortized as an adjustment of the loan yield over the contractual life of the related loans.

Loan income:

Interest on loans is credited to income by applying the interest rate to the principal amount outstanding. Loans on which accrual of interest has been discontinued are designated as non-accrual loans. Accrual of interest on loans and amortization of net deferred loan fees or costs are discontinued either when a loan is specifically determined to be impaired, or when a loan becomes contractually past due 90 days with respect to interest or principal. The accrual of interest on some loans, however, may continue even though they are more than 90 days past due if management deems it appropriate, provided that the loans are well secured and in the process of collection. When a loan is placed on non-accrual status, all interest previously accrued but not collected is reversed against current period interest income. Interest accruals are resumed on such specific impaired loans only when they are brought fully current with respect to interest and principal and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

Allowance for loan losses:

The adequacy of the allowance for loan losses is evaluated on a regular basis by management and the Company’s Board of Directors. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the estimated value of any underlying collateral and the performance of individual loans in relation to contract terms. The provision for loan losses charged to operations is based upon management’s judgment of the amount necessary to maintain the allowance at a level adequate to absorb possible losses. Loans are charged off when management believes the collectability of the principal is unlikely.

The allowance consists of general, allocated and unallocated components, as further discussed below.

General and unallocated components:

The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors. An unallocated component may be maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

The qualitative factors are determined based on the various risk characteristics of each loan segment. Risk characteristics relevant to each portfolio segment are as follows:

Residential mortgages and home equity loans and lines of credit—The Company generally does not generate loans with a loan-to-value ratio greater than 80 percent and does not grant subprime loans. All loans in these segments are collateralized by residential real estate and repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, will have an effect on the credit quality in this segment.

Commercial mortgages—Loans in this segment are primarily income-producing properties such as apartment buildings and properties used for business operations such as office buildings and industrial facilities. The underlying cash flows generated by the properties are adversely impacted by a downturn in the economy as evidenced by increased vacancy rates, which in turn, will have an effect on the credit quality in this segment.

Construction mortgages—Loans in this segment primarily include real estate development loans for which payment is derived from sale of the property, as well as construction projects in which the property will ultimately be used by the borrower. Credit risk is affected by cost overruns, time to sell at an adequate price, and market conditions.

Commercial loans—Loans in this segment are made to businesses and are generally secured by the assets of the business. Repayment is expected from the cash flows generated by the business. A weakened economy, and resultant decreased consumer spending, will have an effect on the credit quality in this segment.

Allocated component

The allocated component relates to loans that are classified as impaired. Impairment is measured on a loan by loan basis for residential mortgages, commercial mortgages, construction mortgages, home equity loans and lines of credit, and commercial loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. An allowance is established when the discounted cash flows (or collateral value) of the impaired loan is lower than the carrying value of that loan.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogenous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment disclosures, unless such loans are the subject of a restructuring agreement.

The Company periodically may agree to modify the contractual terms of loans. When a loan is modified and a concession that the Company would not otherwise consider is made because the borrower is experiencing financial difficulty, the modification is considered a troubled debt restructuring (TDR). All TDRs are initially classified as impaired.

Allowance for loan losses on off-balance sheet credit exposures:

The Company also maintains an allowance for possible losses on its outstanding loan commitments. The allowance for loan losses on off-balance sheet credit exposures (shown separately on the balance sheet) is maintained based on expected drawdowns of committed loans and their loss experience factors and management’s assessment of various other factors including current and anticipated economic conditions that may affect the borrowers’ ability to pay, and trends in loan delinquencies and charge-offs.

Impairment of long-lived assets:

The Company reviews its long-lived assets and certain identifiable intangibles to be held and used for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

All long-lived assets and certain identifiable intangibles to be disposed of are to be reported at the lower of the carrying amount or fair value, less costs to sell.

Foreclosed real estate:

Real estate properties acquired through, or in lieu of loan foreclosure, are to be sold, and are recorded at the time of foreclosure at the fair value, less costs to sell, of the related collateral, which becomes the new basis. The excess of the balance of the loan over the estimated fair value, if any, is charged to the allowance for loan losses. After foreclosure, these assets are carried at the lower of their new cost basis or fair value less costs to sell. Impairment losses on property to be held and used are measured as the amount by which the carrying amount of a property exceeds its fair value. Costs incurred in maintaining foreclosed real estate and subsequent adjustments to the carrying amount of the property are included in losses and expenses of foreclosed real estate, while certain costs to improve such properties are capitalized.

Premises and equipment:

Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization is computed on the straight-line method over the estimated useful lives of the respective assets as follows:

Office buildings and improvements	20 to 50 years
Furniture, fixtures and equipment	3 to 20 years

Transfers of financial assets:

Transfers of an entire financial asset, a group of entire financial assets, or a participating interest in an entire financial asset are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets.

During the normal course of business, the Company may transfer a portion of a financial asset, for example, a participation loan or the government-guaranteed portion of a loan. To be eligible for sales treatment, the transfer of the portion of the loan must meet the criteria of a participating interest. If it does not meet the criteria of a participating interest, the transfer must be accounted for as a secured borrowing. In order to meet the criteria for a participating interest, all cash flows from the loan must be divided proportionately, the rights of each loan holder must have the same priority, the loan holders must have no recourse to the transferor other than standard representations and warranties and no loan holder can have the right to pledge or exchange the entire loan.

Mortgage servicing rights:

The Company recognizes the rights to service mortgage loans for others as separate assets, regardless of the manner in which the servicing rights are acquired. In addition, capitalized mortgage servicing rights are assessed for impairment based on the fair value of those rights. Fair values are estimated using discounted cash flows based on a current market interest rate. The amount of impairment recognized is the amount by which the capitalized mortgage servicing rights for a stratum exceed their fair value.

Federal Home Loan Bank stock:

The Company, as a member of the Federal Home Loan Bank of Boston (“FHLB”), is required to maintain an investment in capital stock of the FHLB. Based on redemption provisions of the FHLB, the stock has no quoted market value and is carried at cost. At its discretion, the FHLB may declare dividends on the stock.

Income taxes:

Deferred income tax assets and liabilities are computed annually for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in related deferred tax assets and liabilities.

The Company recognizes and measures its unrecognized tax positions in accordance with FASB ASC 740, Income Taxes. Under that guidance, the Company assesses the likelihood, based on their technical merit, that tax positions will be sustained upon examination based on the facts, circumstances and information available at the end of each period. The measurement of unrecognized tax positions is adjusted when new information is available, or when an event occurs that requires a change. The Company’s policy is to analyze its tax positions for all open tax years. The Company has not identified any uncertain tax positions requiring accrual or disclosure at March 31, 2012 or April 30, 2011. Interest and penalties, if any, associated with uncertain tax positions are classified as additional income tax expense on the statements of income. The Company’s income tax returns are subject to review and examination by federal and state taxing authorities; however, there are currently no examinations for any tax periods in progress. Management of the Company believes it is no longer subject to examination for years prior to 2008.

Pension plan:

The Company provides pension benefits for its employees through participation in the Massachusetts Co-operative Banks’ Employees Retirement Association. It is the Company’s policy to fund pension plan costs in the year of accrual.

Stock-based compensation:

At March 31, 2012, the Company had one stock-based compensation plan, described more fully in Note M. The Company measures and recognizes compensation cost relating to share-based payment transactions based on the grant-date fair value of the equity instruments issued. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the consolidated statements of income. Share-based compensation is recognized over the period the employee is required to provide services for the award. The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options granted.

Earnings per share:

Basic earnings per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share reflects the effect on the weighted average shares outstanding of the number of additional shares outstanding if dilutive stock options were converted into common stock using the treasury method.

Subsequent events:

The Company has evaluated subsequent events through June 11, 2012, which is the date the financial statements were available to be issued.

Fair values of financial instruments:

The Company uses fair value measurements to determine fair value disclosures. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets, and, in many cases, could not be realized in immediate settlement of the instruments.

The fair value disclosures exclude certain financial instruments and all non-financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, due from banks, and interest-bearing deposits in banks:

The carrying amounts reported in the statements of financial condition for cash, due from banks, and interest-bearing deposits in banks, approximate those assets’ fair values.

Investment securities:

Fair values of investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments.

Loans:

Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type, such as commercial real estate, residential mortgage, and other consumer. Each loan category is further segmented into fixed and adjustable rate interest terms, and by performing and non-performing categories.

The fair value of performing loans, except residential mortgage loans, is calculated by discounting contractual cash flows using estimated market discount rates which reflect the credit and interest rate risk inherent in the loan. For performing residential mortgage loans, fair value is estimated by discounting contractual cash flows adjusted for prepayment estimates using discount rates based on secondary market sources adjusted to reflect differences in servicing and credit costs.

Fair value for significant non-performing loans is based on recent internal or external appraisals. If appraisals are not available, estimated cash flows are discounted using a rate commensurate with the risk associated with the estimated cash flows. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information.

The carrying amount of accrued interest receivable approximates its fair value.

Deposit liabilities:

The fair value of deposits with no stated maturity, such as non-interest bearing demand deposits, savings and NOW accounts, and money market and checking accounts, is equal to the amount payable on demand (that is, their carrying amounts). The fair value of certificates of deposit is based on the discounted value of contractual cash flows.

Advances and borrowings:

Fair values of advances and borrowings are estimated by discounting the future cash payment using rates currently available to the Company for borrowings with similar terms and maturities.

Deposits with The Co-operative Central Bank and stock in Federal Home Loan Bank:

The carrying amount of the deposits with The Co-operative Central Bank approximates its fair value. The carrying amount of the stock in Federal Home Loan Bank is at cost, since it is not practicable to estimate the fair value because the stock is not marketable.

Commitments to extend credit:

Commitments to extend credit were evaluated and fair value was estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

Limitations:

The fair value estimates are made at a discrete point in time based on relevant market information and information about the financial instruments. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and such other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment, and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

In addition, the fair value estimates are based on existing on-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

Fair value measurements:

The Company groups its assets and liabilities measured at fair value into the following three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs as of the measurement date other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be derived from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Significant unobservable inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability as of the measurement date. These financial instruments do not have two way markets and are measured using management’s best estimate of fair value.

The following is a description of the Company’s valuation methodologies used to measure and disclose the fair values of its financial assets and liabilities on a recurring or nonrecurring basis:

Securities available-for-sale: Securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based on quoted prices, when available. If quoted prices are not available, fair values are measured using pricing models.

The Company utilizes a third party pricing service to obtain fair values for investment securities. The pricing service utilizes the following methods to value the security portfolio:

The securities measured at fair value utilizing Level 1 inputs are marketable equity securities and utilizing Level 2 inputs are corporate debt securities, municipal obligations, U.S. Government Agency obligations, including mortgage-backed and related securities, trust preferred securities and certain equity securities. The fair values represent either quoted market prices for the identical securities (Level 1 inputs) or fair values determined by pricing models that consider standard input factors such as observable market data, benchmark yields, reported trades, broker/dealer quotes, credit spreads, benchmark securities, as well as new issue data, monthly payment information, and collateral performance, among others. The Company does not currently have any Level 3 securities in its portfolio.

Loans: The Company does not record loans at fair value on a recurring basis. However, from time to time, non-recurring fair value adjustments to collateral dependent loans are recorded to reflect partial write-downs based on the observable market price or current appraised value of the collateral.

Real estate acquired by foreclosure: Foreclosed real estate assets have been valued using a market approach. The values were determined using market prices of similar real estate assets.

The Company may be required, from time to time, to measure certain other assets and liabilities on a non-recurring basis in accordance with generally accepted accounting principles. These adjustments to fair value usually result from application of lower-of-cost-or-market accounting or write-downs of individual assets.

Recent accounting pronouncements:

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-20, Receivables (Topic 310): Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses, which amends Accounting Standards Codification Topic 310, Receivables. The purpose of the Update is to improve transparency by companies that hold financing receivables, including loans, leases and other long-term receivables. The Update requires such companies to disclose more information about the credit quality of their financing receivables and the credit reserves against them. The disclosures as of the end of a reporting period were effective for interim and annual reporting periods ending on or after December 15, 2010. Disclosures about activity that occurs during a reporting period were effective for interim and annual reporting periods beginning on or after December 15, 2010. The disclosure requirements have been incorporated in the notes to the Company’s consolidated financial statements. As this Standard amends only disclosure requirements for loans and the allowance for loan losses, adoption has had no impact on the Company’s consolidated financial statements.

In April 2011, the FASB issued Accounting Standards Update No. 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. This Update will improve financial reporting by creating greater consistency in the way Generally Accepted Accounting Principles are applied for various types of debt restructuring by clarifying which loan modifications constitute troubled debt restructurings. This Update is effective for interim and annual periods beginning on or after June 15, 2011, and applies retrospectively to restructurings occurring on or after the beginning of the fiscal year of adoption. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update 2011-05, Comprehensive Income (Topic 220). This Update states that an entity has the option to present total comprehensive income, the components of net income, and the components of other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in this Update should be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The adoption of this Update will not have a material impact on the Company’s consolidated financial position.

In September 2011, the FASB issued Accounting Standards Update No. 2011-09, Compensation—Retirement Benefits (Subtopic 715): Disclosures about an Employer’s Participation in a Multiemployer Plan. This Update requires that employers provide additional separate disclosures for multiemployer pension plans and multiemployer other postretirement benefit plans. For employers that participate in multiemployer pension plans, the amendments in this Update require an employer to provide additional quantitative and qualitative disclosures. The amended disclosures provide users with more detailed information about an employer’s involvement in multiemployer pension plans. The amendments in this Update are effective for annual periods for fiscal years ending after December 15, 2011. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities. The amendments in this Update will enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. The amendments in this Update are effective for annual periods for fiscal years beginning on or after January 1, 2013. The Company does not expect the adoption of this guidance to have a material impact on the Company’s consolidated financial statements.